Property, plant and equipment (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property Plant And Equipment
Operating expenses	$ 11,933	$ 13,367
Deferred exploration and evaluation expenditure	199	40
Depreciation accumulated for the year	$ 12,132	$ 13,407